SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Balance - beginning	$ 7,223,379	$ (88,308)
Net changes in prices and production costs	563,842	(3,959,920)
Net changes in future development costs	144,227	(391,731)
Sales of oil and gas produced, net	2,027,237	(1,479,927)
Extensions, discoveries and improved recovery
Purchases of reserves	2,113,917	13,054,957
Sales of reserves
Revisions of previous quantity estimates	(7,223,379)	88,308
Previously estimated development costs incurred
Net change income taxes
Accretion of discount
Balance - ending	$ 4,849,223	$ 7,223,379